Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2020
Marketable debt securities
Schedule of marketable debt securities

The fair value of the Company's Marketable debt securities measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	December 31, 2020
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$25,449	14,683	—	40,132

	December 31, 2019
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$—	31,622	—	31,622

The following table summarizes the Company’s marketable debt securities as of December 31, 2020 and 2019.

	As of December 31, 2020
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

	(in thousands)
Corporate bonds	$14,575	$124	$(16)	$14,683
Mutual funds	25,285	181	(17)	25,449
Total short-term investments	$39,860	$305	$(33)	$40,132

	As of December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

	(in thousands)
Corporate bonds	$19,893	$49	$(37)	$19,905
Commercial papers	11,694	$23	$—	$11,717
Total short-term investments	$31,587	$72	$(37)	$31,622